NON-CONTROLLING INTERESTS - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-controlling interests
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	$ 10,548	$ 10,526
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	10,290	10,258
Participating non-controlling interests – in a holding subsidiary held by the partnership
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	$ 258	$ 268